CHANGE IN ACCOUNTING POLICIES - Reconciliation of Consolidated Statement of Profit or Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating revenues and other income
Revenues	$ 1,430,208	$ 749,381
Other income	8,040	4,060
Total operating revenues and other income	1,438,248	753,441
Other operating gains		0
Operating expenses
Voyage expenses and commission	605,544	392,697
Contingent rental income	(623)	(3,606)
Ship operating expenses	175,164	164,246
Charter hire expenses		0
Administrative expenses	47,374	26,424
Depreciation	165,170	165,205
Total operating expenses	992,629	744,966
Net operating income	445,619	8,475
Other income (expenses)
Finance income	1,479	121
Interest income		0
Finance expense	(45,330)	(44,244)
Interest expense		0
Gain on marketable securities	58,359	7,677
Share of results of associated company	14,243	(724)
Foreign currency exchange loss		0
Gain on derivatives		0
Dividends received	1,579	18,367
Other non-operating items, net		0
Net other expenses	30,330	(18,803)
Profit (loss) before income taxes	475,949	(10,328)
Income tax expense	(412)	(4,633)
Profit (loss) for the period	$ 475,537	$ (14,961)
Basic loss per share attributable to shareholders of the Company (in USD per share)	$ 2.22	$ (0.08)
Diluted loss per share attributable to shareholders of the Company (in USD per share)	$ 2.22	$ (0.08)
Voyage charter revenues
Operating revenues and other income
Revenues	$ 1,345,964	$ 663,995
Time charter revenues
Operating revenues and other income
Revenues	$ 71,791	71,236
U.S. GAAP | Previously stated
Operating revenues and other income
Revenues		0
Other income		14,150
Total operating revenues and other income		749,381
Other operating gains		5,893
Operating expenses
Voyage expenses and commission		392,697
Contingent rental income		(3,606)
Ship operating expenses		175,607
Charter hire expenses		2,695
Administrative expenses		27,891
Depreciation		147,774
Total operating expenses		743,058
Net operating income		12,216
Other income (expenses)
Finance income		0
Interest income		119
Finance expense		0
Interest expense		(61,435)
Gain on marketable securities		7,677
Share of results of associated company		(724)
Foreign currency exchange loss		(116)
Gain on derivatives		17,509
Dividends received		0
Other non-operating items, net		18,239
Net other expenses		(18,731)
Profit (loss) before income taxes		(6,515)
Income tax expense		(4,633)
Profit (loss) for the period		$ (11,148)
Basic loss per share attributable to shareholders of the Company (in USD per share)		$ (0.06)
Diluted loss per share attributable to shareholders of the Company (in USD per share)		$ (0.06)
U.S. GAAP | Previously stated | Voyage charter revenues
Operating revenues and other income
Revenues		$ 663,995
U.S. GAAP | Previously stated | Time charter revenues
Operating revenues and other income
Revenues		71,236
Effect of transition to IFRS | Increase (decrease) due to voluntary changes in accounting policy
Operating revenues and other income
Revenues		749,381
Other income		(10,090)
Total operating revenues and other income		4,060
Other operating gains		(5,893)
Operating expenses
Voyage expenses and commission		0
Contingent rental income		0
Ship operating expenses		(11,361)
Charter hire expenses		(2,695)
Administrative expenses		(1,467)
Depreciation		17,431
Total operating expenses		1,908
Net operating income		(3,741)
Other income (expenses)
Finance income		121
Interest income		(119)
Finance expense		(44,244)
Interest expense		61,435
Gain on marketable securities		0
Share of results of associated company		0
Foreign currency exchange loss		116
Gain on derivatives		(17,509)
Dividends received		18,367
Other non-operating items, net		(18,239)
Net other expenses		(72)
Profit (loss) before income taxes		(3,813)
Income tax expense		0
Profit (loss) for the period		$ (3,813)
Basic loss per share attributable to shareholders of the Company (in USD per share)		$ (0.02)
Diluted loss per share attributable to shareholders of the Company (in USD per share)		$ (0.02)
Effect of transition to IFRS | Increase (decrease) due to voluntary changes in accounting policy | Voyage charter revenues
Operating revenues and other income
Revenues		$ (663,995)
Effect of transition to IFRS | Increase (decrease) due to voluntary changes in accounting policy | Time charter revenues
Operating revenues and other income
Revenues		$ (71,236)